Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,439,938	₩ 2,416,203
Fair value of plan assets	(2,397,717)	(2,255,149)
Present value of non-funded obligations	13,415	15,677
Net defined benefit liabilities	₩ 55,636	₩ 176,731